LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
LOSS PER SHARE

NOTE 20 - LOSS PER SHARE

	December 31, 2025		December 31, 2024		December 31, 2023

Net loss attributable to the owners of the company	(169,177)		(31,092)		(20,914)

Basic and diluted loss per share (US$ in thousands)	(0.82	)(1)	(3,031	)(1)	(202,900	)(1)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share	206,850		10		*

*	Nil after revers stock split

(1)	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8 and 1-for-4.8828125 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025 and February 17, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1. F-1.K and 26.3.

The calculation of the basic and diluted loss per share for all past periods presented have been adjusted retrospectively based on the new number of shares derived from the conversion ratio.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)